FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Finance income
Interest gain	$ 1,920	$ 958		$ 407
Finance income	1,920	958	[1]	407	[1]
Finance expense
Interest expense on borrowings	(2,426)	(1,226)		(152)
Interest expense on lease liabilities	(4,944)	(3,464)		0
Other interest	(1,505)	(419)		(525)
Other	(1,555)	(1,544)		(864)
Total	(10,430)	(6,653)	[1]	(1,541)	[1]
Other financial results, net
Net (loss) gain arising from financial assets measured at fair value through PL	(3,423)	1,207		2,763
Net gain (loss) arising from financial assets measured at fair value through OCI	(16)	72		258
Gain (loss) arising from financial assets measured at amortized cost	395	99		0
Foreign exchange gain (loss), net	(2,935)	(8,841)		(7,437)
Gain on transaction with bonds	9,580	1,569		0
Total	$ 3,601	$ (5,894)	[1]	$ (4,416)	[1]

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).